American Century Investments®
Quarterly Portfolio Holdings
California Intermediate-Term Tax-Free Bond Fund
November 30, 2022

California Intermediate-Term Tax-Free Bond - Schedule of Investments
NOVEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.0%
California — 98.9%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/24	1,000,000	1,017,297
91 Express Lanes Toll Road Rev., 5.00%, 8/15/25	1,000,000	1,016,613
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/33	1,450,000	1,463,370
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/28 (AGM)	2,620,000	2,883,862
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/31 (AGM)	1,400,000	1,533,100
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/32 (AGM)	490,000	534,758
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/34	3,500,000	3,602,137
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	4,550,000	4,662,537
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/37	3,790,000	3,875,480
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/35 (NATL)(1)	9,000,000	5,343,551
Alum Rock Union Elementary School District GO, 6.00%, 8/1/39	2,500,000	2,549,734
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,000,000	1,034,858
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,100,000	1,138,344
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,250,000	1,293,573
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,360,000	1,407,407
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,550,000	1,604,031
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/30 (BAM)	2,625,000	2,921,553
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/31 (BAM)	1,745,000	1,938,112
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/32 (BAM)	1,745,000	1,933,607
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/33 (BAM)	1,665,000	1,838,339
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/35 (BAM)	8,105,000	8,628,885
Atwater Wastewater Rev., 5.00%, 5/1/23 (AGM)	510,000	514,878
Atwater Wastewater Rev., 5.00%, 5/1/25 (AGM)	745,000	781,933
Atwater Wastewater Rev., 5.00%, 5/1/27 (AGM)	415,000	450,723
Atwater Wastewater Rev., 5.00%, 5/1/29 (AGM)	700,000	759,452
Atwater Wastewater Rev., 5.00%, 5/1/32 (AGM)	895,000	967,997
Baldwin Park Unified School District GO, 4.00%, 8/1/31 (AGM)	6,420,000	6,622,035
Bay Area Toll Authority Rev., 4.00%, 4/1/29	3,000,000	3,163,489
Bay Area Toll Authority Rev., VRN, 3.15%, (MUNIPSA plus 1.25%), 4/1/36	4,000,000	4,047,440
Bay Area Toll Authority Rev., VRN, 2.625%, 4/1/45	15,000,000	14,699,644
Bay Area Toll Authority Rev., VRN, 3.00%, (MUNIPSA plus 1.10%), 4/1/45	3,750,000	3,778,539
Bay Area Toll Authority Rev., VRN, 2.31%, (MUNIPSA plus 0.41%), 4/1/56	6,000,000	5,828,866
Bay Area Toll Authority Rev., VRN, 2.35%, (MUNIPSA plus 0.45%), 4/1/56	3,000,000	2,963,605
Brea Redevelopment Agency Tax Allocation, 5.00%, 8/1/24	5,110,000	5,187,148
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, VRN, 0.00%, 8/1/33	1,500,000	1,567,808
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, VRN, 0.00%, 8/1/34	1,785,000	1,861,984
California Community Choice Financing Authority Rev., VRN, 2.35%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	21,930,000	19,478,257
California Community Choice Financing Authority Rev., VRN, 4.00%, 2/1/52 (GA: Morgan Stanley)	7,500,000	7,404,792
California Community Choice Financing Authority Rev., VRN, 4.00%, 10/1/52 (GA: Goldman Sachs Group, Inc.)	7,500,000	7,538,659
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/28	275,000	283,530
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/29	800,000	820,932
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/34	1,295,000	1,299,864
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/36	1,595,000	1,588,886
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	850,000	845,724
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/30	450,000	480,350
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/32	400,000	423,564
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/34	200,000	193,717
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/36	275,000	263,074

California County Tobacco Securitization Agency Rev., 4.00%, 6/1/39	250,000	233,119
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.00%, 6/1/29	330,000	351,870
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.00%, 6/1/33	900,000	951,142
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/24	930,000	956,246
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/25	400,000	420,568
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/26	475,000	507,467
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/27	475,000	516,178
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/28	375,000	413,673
California Educational Facilities Authority Rev., (Claremont McKenna College), 5.00%, 1/1/26, Prerefunded at 100% of Par(2)	750,000	803,034
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/25	800,000	838,916
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/27	300,000	324,989
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/28	800,000	865,595
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/34	490,000	528,004
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/35	625,000	669,099
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/37	745,000	793,221
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/25(2)	1,875,000	2,000,716
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/33	1,500,000	1,565,198
California Enterprise Development Authority Rev., (Provident Group-SDSU Properties LLC), 5.00%, 8/1/40	1,625,000	1,648,653
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/23	2,150,000	2,200,188
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/24	1,450,000	1,517,328
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/26	3,000,000	3,202,213
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/27	6,000,000	6,402,872
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/31	2,700,000	2,877,131
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/32	400,000	424,963
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 4.00%, 8/15/35	2,440,000	2,478,900
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/30 (GA: Children's Healthcare of California)	700,000	794,740
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/31 (GA: Children's Healthcare of California)	1,000,000	1,130,536
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/32 (GA: Children's Healthcare of California)	1,200,000	1,351,890
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/37	3,000,000	2,878,643
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/40	1,785,000	1,684,416
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/24	1,200,000	1,229,784
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/25	500,000	522,571
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/23, Prerefunded at 100% of Par(2)	1,070,000	1,085,406
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), VRN, 2.00%, 10/1/36	3,500,000	3,422,462
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/25	2,500,000	2,675,895
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	1,500,000	1,604,699
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	1,750,000	1,872,149
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	2,000,000	2,139,599
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/26	1,500,000	1,619,574
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/32	2,000,000	2,168,110
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/36	6,135,000	6,530,550
California Housing Finance Rev., 4.00%, 3/20/33	19,553,003	18,989,243
California Housing Finance Rev., 4.25%, 1/15/35	5,330,766	5,178,550
California Housing Finance Rev., 3.50%, 11/20/35	3,253,847	2,936,436
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010,000	1,031,722
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/28	1,205,000	1,231,907
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/29	1,000,000	1,022,147

California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/30	1,370,000	1,399,840
California Infrastructure & Economic Development Bank Rev., (California Academy of Sciences), VRN, 2.25%, (MUNIPSA plus 0.35%), 8/1/47	4,750,000	4,680,241
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/33	1,800,000	2,000,796
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/37	2,200,000	2,403,737
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/38	3,525,000	3,840,997
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/34	500,000	499,734
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/35	350,000	347,172
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/36	365,000	359,791
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/37	575,000	563,416
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/38	585,000	569,492
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/39	630,000	607,984
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/40	650,000	621,076
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/41	425,000	402,131
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRN, 2.60%, (MUNIPSA plus 0.70%), 12/1/50	2,500,000	2,409,994
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/25	3,500,000	3,636,451
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/28	1,105,000	1,191,467
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	1,670,000	1,764,360
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/27	1,165,000	1,182,058
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/36(3)	1,000,000	1,013,067
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/27	300,000	316,813
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/28	150,000	159,443
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/29	225,000	239,118
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/30	225,000	238,149
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/31	200,000	210,953
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/32	225,000	236,965
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/33	225,000	236,309
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/34	250,000	261,204
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/35	225,000	234,154
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/36	250,000	259,302
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/37	275,000	284,350
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/38	300,000	309,613
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/36	5,650,000	6,146,032
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/38	4,015,000	4,338,748
California Municipal Finance Authority Rev., (Channing House), 5.00%, 5/15/35 (California Mortgage Insurance)	1,000,000	1,082,877
California Municipal Finance Authority Rev., (Chevron USA, Inc.), VRDN, 0.65%, 12/1/22 (GA: Chevron Corp.)	500,000	500,000
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,236,746
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/35	7,500,000	7,650,584
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/36 (BAM)	1,200,000	1,210,174
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/38 (BAM)	750,000	749,960
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/34(3)	435,000	425,849
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/39(3)	1,130,000	1,070,781
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/30	785,000	764,491
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/31	1,635,000	1,585,351
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/32	1,700,000	1,637,002
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/34	1,240,000	1,170,739

California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/35	500,000	464,985
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 3.00%, 12/1/24(3)	110,000	105,897
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 4.00%, 12/1/25(3)	200,000	198,699
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/28(3)	100,000	103,461
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/46(3)	1,590,000	1,530,253
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/23(2)	520,000	522,248
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	545,000	573,359
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	735,000	773,246
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	1,000,000	1,052,035
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	1,420,000	1,493,890
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25(2)	1,925,000	2,025,167
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/26	1,000,000	1,043,640
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	1,750,000	1,846,970
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	3,325,000	3,508,013
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/31	2,700,000	2,843,887
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/35	5,000,000	5,204,081
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/24	605,000	600,284
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/27	300,000	290,553
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/29	740,000	701,140
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/24	2,045,000	2,089,454
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/26	2,260,000	2,358,287
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/29	2,100,000	2,219,792
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/30	1,000,000	1,051,389
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,000,000	1,050,955
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,335,000	1,403,025
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/34	1,500,000	1,559,692
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/29	1,350,000	1,431,888
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/31	1,480,000	1,560,952
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/33	1,040,000	1,086,833
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/34	1,000,000	1,041,608
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/35	1,065,000	1,104,052
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/36	720,000	744,044
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/37	1,000,000	1,029,186
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/36	1,750,000	1,715,067
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/37	2,840,000	2,767,635
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/38	2,750,000	2,664,965
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/39	1,750,000	1,686,986
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/36	1,500,000	1,509,109
California Municipal Finance Authority Rev., (Orange County), 5.00%, 6/1/37	2,990,000	3,190,177
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 7/1/24, Prerefunded at 100% of Par(2)	300,000	312,078
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 7/1/24, Prerefunded at 100% of Par(2)	1,000,000	1,040,259
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/25	700,000	738,438
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/26	1,000,000	1,071,472
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/28	1,000,000	1,087,942
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/36	1,000,000	1,083,986
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/38	1,375,000	1,481,923

California Municipal Finance Authority Rev., (University of the Pacific), 4.00%, 11/1/23	875,000	885,654
California Municipal Finance Authority Rev., (University of the Pacific), 4.00%, 11/1/25	500,000	512,838
California Municipal Finance Authority Rev., (University of the Pacific), 4.00%, 11/1/26	500,000	514,939
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/23(3)	765,000	767,428
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/25(3)	1,455,000	1,466,442
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/26(3)	1,530,000	1,541,961
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/29(3)	1,000,000	999,613
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/39(3)	2,750,000	2,583,874
California Municipal Finance Authority Special Tax, 4.00%, 9/1/35	1,320,000	1,273,990
California Municipal Finance Authority Special Tax, (Facilities District No. 2020-4), 4.00%, 9/1/36	585,000	554,115
California Municipal Finance Authority Special Tax, (Facilities District No. 2020-4), 4.00%, 9/1/41	1,610,000	1,452,452
California Municipal Finance Authority Special Tax, (Facilities District No. 2021-06), 5.75%, 9/1/42	1,500,000	1,561,249
California Pollution Control Financing Authority Rev., (Poseidon Resources Channelside LP), 5.00%, 7/1/39(3)	2,000,000	1,910,888
California Pollution Control Financing Authority Rev., (San Diego County Water Authority), 5.00%, 11/21/45(3)	3,435,000	3,166,232
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/23	290,000	292,199
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/24	385,000	388,627
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/25	400,000	404,527
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/33	500,000	517,447
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/37	1,000,000	1,022,773
California Public Finance Authority Rev., (Hoag Memorial Hospital Presbyterian Obligated Group), 5.00%, 7/15/35	700,000	788,178
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 2.375%, 11/15/28(3)	2,800,000	2,580,711
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), VRDN, 0.55%, 12/1/22 (LOC: Barclays Bank PLC)	400,000	400,000
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), VRDN, 0.55%, 12/1/22 (LOC: Barclays Bank PLC)	5,800,000	5,800,000
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/46(3)	7,000,000	7,048,036
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/25, Prerefunded at 100% of Par(2)(3)	100,000	106,068
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/36(3)	325,000	304,374
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(3)	1,000,000	1,011,166
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/41(3)	525,000	465,580
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(3)	1,100,000	1,100,113
California School Finance Authority Rev., (Fenton Charter Public Schools), 4.00%, 7/1/30(3)	600,000	559,987
California School Finance Authority Rev., (Fenton Charter Public Schools), 5.00%, 7/1/40(3)	960,000	919,867
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 4.00%, 7/1/38(3)	465,000	423,050
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 4.00%, 7/1/48(3)	680,000	576,682
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/23(3)	175,000	176,522
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/24(3)	160,000	162,943
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/25(3)	150,000	154,531
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/26(3)	150,000	155,659
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/27(3)	160,000	167,089
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/28(3)	190,000	199,506
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/32(3)	750,000	784,484
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.375%, 8/1/42(3)	1,000,000	1,054,323
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(3)	405,000	407,585
California School Finance Authority Rev., (Rocketship Education Obligated Group), 4.50%, 6/1/27(3)	380,000	372,880
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/34(3)	670,000	653,421
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.125%, 6/1/47(3)	635,000	581,634
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/37(3)	500,000	509,818
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/29(3)	280,000	281,425
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/39(3)	740,000	709,501
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/24	705,000	716,830
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/25	745,000	763,133
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/26	780,000	803,780
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/27	820,000	849,262
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/28	865,000	898,944

California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/29	905,000	942,531
California State Public Works Board Rev., (California State University), 5.00%, 9/1/23, Prerefunded at 100% of Par(2)	1,865,000	1,900,305
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/25	5,000,000	5,209,749
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 11/1/29	5,000,000	5,740,971
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 11/1/30	2,500,000	2,868,788
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/27	5,000,000	5,278,024
California State University Rev., 5.00%, 11/1/24, Prerefunded at 100% of Par(2)	35,000	36,628
California State University Rev., 5.00%, 11/1/28	500,000	564,880
California State University Rev., 5.00%, 11/1/28	2,000,000	2,198,289
California State University Rev., 5.00%, 11/1/29	500,000	574,779
California State University Rev., 5.00%, 11/1/29	1,000,000	1,098,550
California State University Rev., 5.00%, 11/1/30	600,000	691,374
California State University Rev., 5.00%, 11/1/30	3,000,000	3,296,968
California State University Rev., 5.00%, 11/1/31	390,000	450,149
California State University Rev., 5.00%, 11/1/31	2,900,000	3,194,485
California State University Rev., 4.00%, 11/1/34	10,000,000	10,206,027
California State University Rev., 5.00%, 11/1/36	5,105,000	5,393,766
California State University Rev., 4.00%, 11/1/37	2,375,000	2,400,245
California State University Rev., VRN, 4.00%, 11/1/51	4,000,000	4,019,606
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/31 (AGM)	1,155,000	1,290,609
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/34 (AGM)	1,340,000	1,479,566
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/38 (AGM)	1,000,000	1,083,870
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/23	1,190,000	1,196,542
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/24	800,000	820,720
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/25	750,000	779,761
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/26	1,000,000	1,053,120
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/27	1,590,000	1,670,709
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/31	740,000	785,729
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/32	900,000	953,717
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/33	1,250,000	1,321,753
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/34	1,000,000	1,052,540
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	715,000	736,033
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	1,475,000	1,545,347
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/23	1,000,000	1,006,424
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/24	1,000,000	1,018,915
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,925,000	1,982,672
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/28	2,050,000	2,124,159
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,000,000	1,043,300
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,250,000	1,292,768
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/30	1,940,000	2,002,579
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/34	2,220,000	2,276,891
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/23	300,000	304,128
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/23(2)	600,000	608,988

California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24(2)	750,000	779,087
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24, Prerefunded at 100% of Par(2)	800,000	831,026
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24, Prerefunded at 100% of Par(2)	1,880,000	1,952,911
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/25	300,000	315,449
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/26	325,000	347,003
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/36	675,000	672,582
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/37	700,000	687,770
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/38	1,350,000	1,318,102
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/40	650,000	627,068
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.25%, 8/15/37	1,605,000	1,677,785
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.125%, 8/15/47 (AGM)	350,000	367,913
California Statewide Communities Development Authority Rev., (Enloe Medical Center), 5.00%, 2/15/26, Prerefunded at 100% of Par (California Mortgage Insurance)(2)	640,000	686,916
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/24	210,000	214,681
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/25	275,000	285,224
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/30	145,000	153,813
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/31	125,000	132,333
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 4.00%, 4/1/32	185,000	185,365
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(3)	2,470,000	2,408,621
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/34(3)	375,000	368,570
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/39(3)	475,000	454,922
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(3)	5,000,000	5,126,560
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/33(3)	1,000,000	1,010,767
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(3)	6,500,000	6,514,432
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	1,085,000	1,092,757
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/33	2,000,000	2,094,746
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/35	5,175,000	5,379,163
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/36	4,560,000	4,720,704
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/38	3,825,000	3,935,292
California Statewide Communities Development Authority Rev., (Montage Health Obligated Group), 4.00%, 6/1/26	900,000	936,696
California Statewide Communities Development Authority Rev., (Montage Health Obligated Group), 4.00%, 6/1/27	1,000,000	1,050,035
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/28	1,000,000	1,049,425
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/29	600,000	627,166
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/31	870,000	906,264
California Statewide Communities Development Authority Rev., (Southern California Edison Co.), VRN, 2.625%, 11/1/33	4,750,000	4,700,125
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/26 (California Mortgage Insurance)	2,750,000	2,752,386
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/27 (California Mortgage Insurance)	1,500,000	1,501,375
California Statewide Communities Development Authority Special Tax, (Facilities District No. 2015-01), 5.00%, 9/1/27	585,000	610,335
California Statewide Communities Development Authority Special Tax, (Facilities District No. 2015-01), 5.00%, 9/1/37	2,225,000	2,307,276
California Statewide Communities Development Authority Special Tax, (Facilities District No. 2018-01), 4.00%, 9/1/40	1,080,000	987,149
Carson Public Financing Authority Rev., (Carson Reassessment District No. 2001-1), 5.00%, 9/2/24	1,400,000	1,437,951
Carson Public Financing Authority Rev., (Carson Reassessment District No. 2001-1), 5.00%, 9/2/31	1,000,000	1,093,623
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/25 (BAM)	235,000	240,791

Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/28 (BAM)	200,000	208,237
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/28 (AGM)	1,190,000	1,230,402
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/31 (BAM)	760,000	799,910
Chaffey Joint Union High School District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(2)	1,220,000	1,240,690
Chaffey Joint Union High School District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(2)	3,125,000	3,177,997
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2003-3), 4.00%, 9/1/36	1,525,000	1,449,366
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2003-3), 4.00%, 9/1/40	700,000	642,983
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2019-1), 4.00%, 9/1/35	500,000	479,262
Chino Hills Financing Authority Special Tax, 4.00%, 9/1/23	500,000	505,119
City & County of San Francisco GO, 5.00%, 6/15/24	1,250,000	1,298,916
City & County of San Francisco GO, 5.00%, 6/15/25	1,565,000	1,662,061
City & County of San Francisco GO, 5.00%, 6/15/25	1,880,000	1,905,627
City & County of San Francisco GO, 5.00%, 6/15/26	2,000,000	2,168,193
City & County of San Francisco GO, 5.00%, 6/15/27	1,875,000	2,074,123
City & County of San Francisco GO, 4.00%, 6/15/29	13,820,000	13,920,348
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Tax Allocation, 5.00%, 9/1/27(3)	360,000	373,670
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Tax Allocation, 5.00%, 9/1/32(3)	400,000	423,546
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Tax Allocation, 5.00%, 9/1/37(3)	385,000	391,430
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/26(3)	100,000	99,835
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/31(3)	150,000	147,440
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/41(3)	850,000	748,948
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/23 (NATL)(1)	5,055,000	4,960,115
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/24 (NATL)(1)	5,935,000	5,644,895
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/23 (AGM)	600,000	608,979
Compton Unified School District COP, 4.00%, 6/1/34 (BAM)	575,000	591,580
Compton Unified School District COP, 4.00%, 6/1/36 (BAM)	730,000	739,873
Compton Unified School District COP, 4.00%, 6/1/38 (BAM)	1,025,000	1,027,747
Contra Costa Transportation Authority Rev., 5.00%, 3/1/29	1,000,000	1,097,498
Contra Costa Transportation Authority Rev., 5.00%, 3/1/30	1,250,000	1,371,218
Contra Costa Transportation Authority Rev., 5.00%, 3/1/31	1,000,000	1,096,616
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(3)	1,650,000	1,110,291
CSCDA Community Improvement Authority Rev., (Dublin), 2.45%, 2/1/47(3)	1,900,000	1,384,185
CSCDA Community Improvement Authority Rev., (Oceanaire Apartments), 3.20%, 9/1/46(3)	5,000,000	3,601,418
CSCDA Community Improvement Authority Rev., (Pasadena Portfolio), 2.65%, 12/1/46(3)	8,000,000	6,086,053
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 6/1/57(3)	705,000	470,712
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/30	225,000	223,672
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/31	250,000	247,716
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/32	275,000	271,380
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/33	265,000	259,825
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/34	300,000	290,640
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/35	500,000	482,572
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/37	1,345,000	1,276,818
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/39	1,285,000	1,202,363
Desert Sands Unified School District GO, 5.00%, 8/1/39	1,750,000	1,893,086
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 4.00%, 9/1/36	200,000	191,668
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 4.00%, 9/1/40	375,000	345,307
Dublin Special Tax, (Community Facilities District No. 2015-1), 5.00%, 9/1/37	955,000	981,443
Dublin Special Tax, (Community Facilities District No. 2015-1), 5.25%, 9/1/42	2,000,000	2,055,260
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/34	350,000	414,153

East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/35	400,000	468,550
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/36	600,000	698,346
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/37	450,000	519,768
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/32	1,000,000	1,140,998
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/34	1,000,000	1,133,055
Eastern Municipal Water District Rev., 4.00%, 7/1/26	2,250,000	2,364,770
Eastern Municipal Water District Rev., 4.00%, 7/1/27	1,750,000	1,861,468
Eastern Municipal Water District Rev., VRN, 2.00%, (MUNIPSA plus 0.10%), 7/1/46	5,750,000	5,707,555
Eastern Municipal Water District Financing Authority Rev., 4.00%, 7/1/37	1,700,000	1,754,678
Eastern Municipal Water District Financing Authority Rev., 4.00%, 7/1/38	1,500,000	1,541,435
Elk Grove Finance Authority Special Tax, (Community Facilities District No. 2005-1 Laguna Ridge), 5.00%, 9/1/30	1,715,000	1,789,265
Fairfield Community Facilities District Special Tax, (Community Facilities District No. 2016-1), 4.00%, 9/1/36	545,000	522,294
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	875,000	903,113
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/35	1,690,000	1,631,094
Fontana Special Tax, 4.00%, 9/1/36	2,230,000	2,143,775
Fontana Special Tax, (Fontana Community Facilities District No. 22), 5.00%, 9/1/24	575,000	585,664
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/28	750,000	758,641
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/29	555,000	558,708
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/30	1,110,000	1,113,405
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/31	925,000	926,143
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/32	1,000,000	998,745
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/32	245,000	245,392
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/36	550,000	533,715
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/40	680,000	636,313
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/29	2,100,000	2,307,362
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/32	1,495,000	1,634,919
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/26	100,000	103,771
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/27	100,000	104,746
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/28	150,000	158,483
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/30	300,000	321,625
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/32	350,000	351,418
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/33	250,000	249,506
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/33	3,741,000	3,733,606
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46	750,000	690,548
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/33(1)	750,000	476,953
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	6,070,000	2,281,271
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42	2,300,000	2,462,511
Fremont Union High School District GO, 5.00%, 8/1/33	750,000	822,280
Fremont Union High School District GO, 5.00%, 8/1/34	660,000	719,187
Fremont Union High School District GO, 4.00%, 8/1/35	1,250,000	1,285,710
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/24 (AGM)	1,350,000	1,392,757
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/26 (AGM)	1,650,000	1,780,234
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/28 (AGM)	1,400,000	1,541,108
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/29 (AGM)	1,000,000	1,100,127
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/30 (AGM)	1,350,000	1,476,347
Fullerton Public Financing Authority Rev., (Marshall B Ketchum University), 4.00%, 2/1/36	615,000	622,792
Fullerton Public Financing Authority Rev., (Marshall B Ketchum University), 4.00%, 2/1/41	2,535,000	2,508,217
Fullerton Public Financing Authority Rev., (Marshall B Ketchum University), 4.00%, 2/1/46	2,055,000	1,925,374
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/23 (BAM)	500,000	509,484
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23, Prerefunded at 100% of Par(2)	1,000,000	1,012,953
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23(2)	3,000,000	3,038,859
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23, Prerefunded at 100% of Par(2)	6,650,000	6,736,137
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24(2)	7,435,000	7,708,950
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/25, Prerefunded at 100% of Par(2)	1,000,000	1,061,882
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26(2)	6,000,000	6,487,036

Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/27, Prerefunded at 100% of Par(2)	2,000,000	2,203,565
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/27(2)	7,960,000	8,770,188
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/25 (AGM)(1)(2)	3,000,000	2,804,212
Grossmont-Cuyamaca Community College District GO, 5.25%, 8/1/23, Prerefunded at 100% of Par(2)	750,000	763,946
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(3)	8,930,000	7,822,934
Hayward Area Recreation & Park District COP, 5.125%, 1/1/24, Prerefunded at 100% of Par(2)	2,750,000	2,826,113
Hayward Unified School District GO, 4.00%, 8/1/36 (BAM)	1,000,000	1,023,006
Hayward Unified School District GO, 4.00%, 8/1/37 (BAM)	1,000,000	1,018,654
Hayward Unified School District GO, 4.00%, 8/1/38 (BAM)	1,000,000	1,016,450
Hayward Unified School District GO, 4.00%, 8/1/39 (BAM)	2,360,000	2,393,284
Hayward Unified School District GO, 4.00%, 8/1/43 (BAM)	4,520,000	4,501,049
Hercules Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/42 (AGM)	7,235,000	7,858,632
Hesperia Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33 (AGM)	4,195,000	4,591,253
Huntington Beach Union High School District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(2)	3,030,000	3,081,386
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/30	440,000	495,896
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/31	400,000	448,528
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/32	525,000	584,814
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/36	1,015,000	1,079,170
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/38	4,075,000	4,440,346
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/36 (AGM)(3)	700,000	706,485
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/41 (AGM)(3)	900,000	878,859
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/23 (BAM)	1,000,000	1,009,979
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/25 (BAM)	1,500,000	1,570,786
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/38 (BAM)	500,000	532,723
Inglewood Unified School District GO, 4.00%, 8/1/23 (AGM)	3,450,000	3,479,106
Inglewood Unified School District GO, 5.00%, 8/1/29 (BAM)	235,000	253,410
Inglewood Unified School District GO, 5.00%, 8/1/31 (BAM)	500,000	538,375
Inglewood Unified School District GO, 5.00%, 8/1/32 (BAM)	500,000	536,917
Inglewood Unified School District GO, 5.00%, 8/1/34 (BAM)	300,000	321,112
Inglewood Unified School District GO, 5.00%, 8/1/35 (BAM)	855,000	913,184
Inglewood Unified School District GO, 5.00%, 8/1/37 (BAM)	500,000	530,281
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,665,000	1,697,654
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	1,765,000	1,787,663
Irvine Special Assessment, (Reassessment District No. 15-1), 5.00%, 9/2/26	1,500,000	1,609,083
Irvine Special Tax, (Community Facilities District No. 2013-3), 5.00%, 9/1/39	1,000,000	1,012,563
Irvine Special Tax, (Community Facilities District No. 2013-3), 5.00%, 9/1/49	1,480,000	1,489,716
Irvine Unified School District Special Tax, 4.00%, 9/1/33	2,110,000	2,065,229
Irvine Unified School District Special Tax, 4.00%, 9/1/35	1,000,000	961,355
Irvine Unified School District Special Tax, 4.00%, 9/1/36	1,320,000	1,257,141
Irvine Unified School District Special Tax, 4.00%, 9/1/36 (AGM)	1,500,000	1,514,734
Irvine Unified School District Special Tax, 4.00%, 9/1/37	1,355,000	1,277,909
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 9/1/23	1,135,000	1,149,716
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 9/1/25	1,330,000	1,387,529
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 9/1/26	640,000	676,025
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 9/1/29	360,000	388,852
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 9/1/31	350,000	374,238
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 9/1/33	400,000	423,489
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 4.00%, 9/1/37	570,000	541,105
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 4.00%, 9/1/40	690,000	636,150
Irvine Unified School District Special Tax, (Community Facilities District No. 1), 5.00%, 9/1/29	1,920,000	2,058,447
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/23	625,000	635,289
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/23 (BAM)	800,000	813,290
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/24	680,000	704,385
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/24 (BAM)	785,000	814,240
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/25 (BAM)	370,000	390,187

Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/25	1,000,000	1,038,986
Jurupa Unified School District GO, 5.00%, 8/1/37	1,075,000	1,156,595
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24, Prerefunded at 100% of Par(2)	4,265,000	4,446,898
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/24 (AGM)	435,000	449,468
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/25 (AGM)	600,000	631,028
Lee Lake Water District Financing Corp. Special Tax, (Community Facilities District No. 4 Terramor), 4.00%, 9/1/36	930,000	878,644
Lee Lake Water District Financing Corp. Special Tax, (Community Facilities District No. 4 Terramor), 4.00%, 9/1/41	785,000	708,183
Long Beach Bond Finance Authority Rev., 5.00%, 11/15/35 (GA: Merrill Lynch & Co.)	1,920,000	2,039,845
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	1,625,000	1,807,447
Long Beach CA Harbor Rev., 5.00%, 5/15/39	1,310,000	1,360,392
Long Beach Marina System Rev., 5.00%, 5/15/23	650,000	655,411
Long Beach Marina System Rev., 5.00%, 5/15/24	1,380,000	1,414,252
Long Beach Marina System Rev., 5.00%, 5/15/25	1,500,000	1,549,213
Long Beach Marina System Rev., 5.00%, 5/15/27	800,000	825,531
Long Beach Marina System Rev., 5.00%, 5/15/28	600,000	618,837
Long Beach Marina System Rev., 5.00%, 5/15/40	2,250,000	2,281,524
Long Beach Marina System Rev., 5.00%, 5/15/45	1,620,000	1,639,714
Long Beach Unified School District GO, 5.00%, 8/1/28	5,000,000	5,423,396
Long Beach Unified School District GO, 5.00%, 8/1/32	3,985,000	4,308,080
Los Alamitos Unified School District COP, Capital Appreciation, VRN, 0.00%, 8/1/42	3,200,000	3,258,283
Los Angeles Rev., 4.00%, 6/29/23	10,000,000	10,091,487
Los Angeles Community College District GO, 5.00%, 8/1/24	19,000,000	19,795,771
Los Angeles Community College District GO, 5.00%, 6/1/26	2,115,000	2,283,736
Los Angeles Community College District GO, 4.00%, 8/1/39	10,000,000	10,128,056
Los Angeles Community Facilities District Special Tax, 4.00%, 9/1/38	1,000,000	920,691
Los Angeles County Rev., 4.00%, 6/30/23	23,000,000	23,215,236
Los Angeles County Community Facilities District No. 2021-01 Special Tax, 5.00%, 9/1/42	1,800,000	1,840,405
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 6/1/25	10,000,000	10,606,331
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 7/1/32	8,000,000	8,982,998
Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy Tax Allocation, 5.00%, 8/1/35	1,220,000	1,277,419
Los Angeles County Sanitation Districts Financing Authority Rev., (Los Angeles County Sanitation District No. 14), 5.00%, 10/1/23	2,855,000	2,913,425
Los Angeles County Sanitation Districts Financing Authority Rev., (Los Angeles County Sanitation District No. 14), 5.00%, 10/1/26	2,700,000	2,869,638
Los Angeles Department of Airports Rev., 5.00%, 5/15/26	1,500,000	1,583,619
Los Angeles Department of Airports Rev., 5.00%, 5/15/27	1,280,000	1,350,725
Los Angeles Department of Airports Rev., 5.00%, 5/15/33	1,350,000	1,466,617
Los Angeles Department of Airports Rev., 5.00%, 5/15/34	1,250,000	1,347,781
Los Angeles Department of Airports Rev., 5.00%, 5/15/35	1,500,000	1,611,362
Los Angeles Department of Airports Rev., 5.00%, 5/15/36	5,000,000	5,563,182
Los Angeles Department of Airports Rev., 5.00%, 5/15/38	2,500,000	2,732,951
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	10,265,000	11,299,268
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	1,520,000	1,702,570
Los Angeles Department of Airports Rev., 5.00%, 5/15/41	1,250,000	1,391,744
Los Angeles Department of Airports Rev., 5.00%, 5/15/42	1,000,000	1,109,613
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,180,000	1,197,951
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,215,000	1,233,483
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,445,000	1,466,982
Los Angeles Department of Water Rev., 5.00%, 7/1/25	3,940,000	4,191,412
Los Angeles Department of Water Rev., 5.00%, 7/1/26	4,040,000	4,389,387
Los Angeles Department of Water Rev., 5.00%, 7/1/27	2,125,000	2,355,619
Los Angeles Department of Water Rev., 5.00%, 7/1/28	2,840,000	3,167,895
Los Angeles Department of Water Rev., 5.00%, 7/1/29	6,030,000	6,721,753
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/26	1,000,000	1,083,176
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/26	1,300,000	1,334,260

Los Angeles Department of Water & Power Rev., 5.00%, 7/1/27	6,470,000	6,563,530
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/43	8,150,000	9,058,316
Los Angeles Department of Water & Power Rev., VRDN, 0.60%, 12/1/22 (SBBPA: Royal Bank of Canada)	1,150,000	1,150,000
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/25	1,525,000	1,617,767
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/27	7,895,000	8,194,952
Los Angeles Department of Water & Power System Rev., VRDN, 0.62%, 12/1/22 (SBBPA: Bank of America N.A.)	8,290,000	8,290,000
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/41	7,480,000	7,922,673
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/42	1,790,000	2,010,125
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,975,000	6,211,453
Los Angeles Unified School District GO, 5.00%, 7/1/26	2,500,000	2,713,521
Los Angeles Unified School District GO, 5.00%, 7/1/26	3,555,000	3,692,310
Los Angeles Unified School District GO, 5.00%, 7/1/27	1,050,000	1,090,058
Los Angeles Unified School District GO, 5.25%, 7/1/47	4,000,000	4,511,042
Los Angeles Wastewater System Rev., 5.00%, 6/1/31	3,700,000	3,914,870
Los Angeles Wastewater System Rev., 5.00%, 6/1/35	1,500,000	1,650,945
Los Angeles Wastewater System Rev., 5.00%, 6/1/41	3,000,000	3,370,591
Los Gatos-Saratoga Joint High School District GO, 4.00%, 8/1/44	10,000,000	10,007,558
Manhattan Beach Unified School District GO, Capital Appreciation, 0.00%, 9/1/29(1)	5,905,000	4,751,168
Menifee Union School District Special Tax, (Community Facilities District No. 2011-1), 4.00%, 9/1/36	500,000	477,677
Menifee Union School District Special Tax, (Community Facilities District No. 2011-1), 4.00%, 9/1/41	800,000	728,571
Metropolitan Water District of Southern California Rev., 4.00%, 10/1/24	4,070,000	4,184,979
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/25	4,000,000	4,249,045
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/35	1,600,000	1,875,370
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/36	1,700,000	1,981,574
Metropolitan Water District of Southern California Rev., 5.00%, 10/1/36	1,175,000	1,345,995
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/37	1,000,000	1,159,780
Metropolitan Water District of Southern California Rev., VRN, 2.04%, (MUNIPSA plus 0.14%), 7/1/47	6,000,000	5,952,448
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/30	2,505,000	2,726,576
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/32	4,095,000	4,434,177
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	2,325,000	2,459,428
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	6,285,000	6,643,398
Moreno Valley Unified School District Community Facilities District Special Tax, 4.00%, 9/1/36	750,000	708,584
Moreno Valley Unified School District Community Facilities District Special Tax, 4.00%, 9/1/41	1,625,000	1,459,455
Moreno Valley Unified School District Community Facilities District Special Tax, 4.00%, 9/1/46	2,230,000	1,940,831
Mountain View Los Altos Union High School District GO, 4.00%, 8/1/33	4,135,000	4,574,040
Mountain View-Whisman School District GO, 4.25%, 9/1/45	5,750,000	5,883,305
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	1,000,000	1,237,414
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	5,880,000	7,275,993
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	1,180,000	1,431,711
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	1,425,000	1,728,973
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/25	750,000	800,371
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	750,000	775,084
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	750,000	775,084
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	750,000	775,084
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,000,000	1,033,445
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,500,000	1,550,167
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,750,000	1,808,529
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	2,085,000	2,154,733
Napa Valley Community College District GO, Capital Appreciation, 4.00%, 8/1/33	2,850,000	2,940,853
Napa Valley Community College District GO, Capital Appreciation, 4.00%, 8/1/34	1,500,000	1,543,577
Natomas Unified School District GO, 5.00%, 9/1/26 (BAM)	1,785,000	1,815,986
New Haven Unified School District GO, 4.00%, 8/1/38	250,000	251,188
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/27	1,295,000	1,330,174
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/28	1,500,000	1,540,555
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/30	1,750,000	1,795,618

Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/31	1,000,000	1,025,342
North Lake Tahoe Public Financing Authority Rev., (Placer County), 5.25%, 12/1/42	3,250,000	3,657,386
Northern California Energy Authority Rev., VRN, 4.00%, 7/1/49 (GA: Goldman Sachs Group, Inc.)	17,300,000	17,359,964
Northern California Power Agency Rev., 5.00%, 7/1/24	500,000	518,523
Northern California Power Agency Rev., 5.00%, 7/1/25	2,000,000	2,121,430
Northern California Power Agency Rev., 5.00%, 7/1/26	2,250,000	2,434,940
Northern California Transmission Agency Rev., 5.00%, 5/1/28	1,000,000	1,074,211
Northern California Transmission Agency Rev., 5.00%, 5/1/29	1,000,000	1,073,700
Northern California Transmission Agency Rev., 5.00%, 5/1/30	1,855,000	1,989,720
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/36	1,825,000	1,855,657
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/37	1,900,000	1,916,748
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/38	1,420,000	1,423,674
Oakland Sewer Rev., 5.00%, 6/15/26	1,200,000	1,241,619
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/23	1,400,000	1,421,787
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25	650,000	688,239
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/23	60,000	60,220
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/24	315,000	317,377
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/25	325,000	328,466
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/26	340,000	345,114
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/29	230,000	233,587
Ontario Montclair School District GO, 4.00%, 8/1/48	9,255,000	8,992,210
Orange County Special Assessment, (Reassessment District No. 17-1R), 3.00%, 9/2/25	285,000	285,842
Orange County Special Assessment, (Reassessment District No. 17-1R), 5.00%, 9/2/26	600,000	648,065
Orange County Special Assessment, (Reassessment District No. 17-1R), 5.00%, 9/2/28	600,000	671,515
Orange County Special Assessment, (Reassessment District No. 17-1R), 5.00%, 9/2/30	875,000	974,139
Orange County Airport Rev., 5.00%, 7/1/24	1,470,000	1,523,761
Orange County Airport Rev., 5.00%, 7/1/25	1,000,000	1,058,145
Orange County Airport Rev., 5.00%, 7/1/26	1,000,000	1,075,804
Orange County Community Facilities District Special Tax, 5.00%, 8/15/37	1,300,000	1,362,793
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2004-1), 5.00%, 8/15/28	1,960,000	1,983,200
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2015-1), 5.00%, 8/15/35	975,000	999,293
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2016-1), 5.00%, 8/15/29	2,000,000	2,099,143
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2016-1), 5.00%, 8/15/30	2,220,000	2,317,447
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2021-1), 5.00%, 8/15/32	2,575,000	2,681,249
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2021-1), 5.00%, 8/15/47	1,700,000	1,730,196
Orange County Transportation Authority Rev., 4.00%, 10/15/24	22,145,000	22,730,678
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/34	1,685,000	1,735,919
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	3,500,000	3,538,695
Oxnard Financing Authority Rev., 5.00%, 6/1/25 (AGM)	2,000,000	2,066,523
Oxnard Financing Authority Rev., 5.00%, 6/1/26 (AGM)	3,690,000	3,811,085
Oxnard Financing Authority Rev., 5.00%, 6/1/28 (AGM)	1,515,000	1,562,910
Oxnard Financing Authority Rev., 5.00%, 6/1/32 (AGM)	2,500,000	2,576,088
Oxnard Financing Authority Rev., 5.00%, 6/1/33 (AGM)	1,000,000	1,029,990
Oxnard School District GO, 5.00%, 8/1/25, Prerefunded at 100% of Par (AGM)(2)	3,750,000	3,987,525
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/30 (BAM)	350,000	379,998
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28 (NATL)	2,150,000	2,321,500
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (NATL)	2,075,000	2,239,435
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (NATL)	1,215,000	1,311,707
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/25	650,000	676,927
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/26	475,000	499,566

Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/27	720,000	763,967
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/32	4,000,000	4,165,558
Palomar Health GO, 5.00%, 8/1/23	1,900,000	1,925,537
Palomar Health GO, 5.00%, 8/1/28	1,340,000	1,427,827
Palomar Health GO, Capital Appreciation, 7.00%, 8/1/38 (AGC)	3,330,000	3,854,188
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/24	2,375,000	2,441,875
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/27	4,100,000	4,289,201
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/29	4,585,000	4,783,111
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	4,080,000	4,109,721
Palos Verdes Peninsula Unified School District GO, 0.00%, 8/1/33(1)	2,600,000	1,791,849
Peninsula Corridor Joint Powers Board Rev., 5.00%, 6/1/25	1,200,000	1,272,161
Peninsula Corridor Joint Powers Board Rev., 5.00%, 6/1/29	850,000	972,052
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/31	1,045,000	1,173,964
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/32	785,000	879,826
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/36	300,000	331,311
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/37	435,000	478,404
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/38	550,000	601,798
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/39	1,210,000	1,319,943
Peralta Community College District GO, 5.00%, 8/1/25	620,000	657,131
Peralta Community College District GO, 5.00%, 8/1/26	550,000	593,752
Peralta Community College District GO, 5.00%, 8/1/27	500,000	549,158
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	3,000,000	3,213,412
Pomona Unified School District GO, 6.55%, 8/1/29 (NATL)	1,000,000	1,123,723
Poway Unified School District GO, (Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/38(1)	2,000,000	1,044,524
Poway Unified School District GO, (Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/41(1)	4,890,000	2,161,406
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,630,000	1,739,599
Rancho Santa Fe Community Services District Special Tax, (Community Facilities District No. 1), 5.00%, 9/1/27	1,500,000	1,591,842
Ravenswood City School District GO, 5.25%, 8/1/45 (AGM)	3,375,000	3,718,870
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	3,015,000	3,209,622
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	2,900,000	3,356,975
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/34	2,000,000	2,123,153
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/34	6,000,000	6,898,630
Regents of the University of California Medical Center Pooled Rev., VRDN, 0.55%, 12/1/22	560,000	560,000
Regents of the University of California Medical Center Pooled Rev. Rev., VRDN, 0.55%, 12/1/22	2,600,000	2,600,000
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/24	700,000	719,669
Riverside County Rev., 3.70%, 10/19/23	3,250,000	3,276,033
Riverside County Transportation Commission Rev., 4.00%, 6/1/41	2,500,000	2,373,542
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(1)(2)	465,000	394,357
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(1)	535,000	429,168
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/30(1)	1,000,000	736,224
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/31(1)	1,555,000	1,092,880
Riverside Sewer Rev., 5.00%, 8/1/25	1,630,000	1,731,944
Riverside Sewer Rev., 5.00%, 8/1/26	3,400,000	3,610,049
Riverside Sewer Rev., 5.00%, 8/1/28	1,935,000	2,053,052
Riverside Sewer Rev., 5.00%, 8/1/29	1,330,000	1,410,636
Riverside Sewer Rev., 5.00%, 8/1/35	3,750,000	4,104,563
Riverside Sewer Rev., 5.00%, 8/1/37	3,265,000	3,550,755
Riverside Water Rev., 5.00%, 10/1/36	7,185,000	7,928,655
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1), 5.00%, 9/1/36	1,000,000	1,043,172
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1), 5.00%, 9/1/37	1,100,000	1,141,455
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1), 5.00%, 9/1/38	1,000,000	1,034,713
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/25	750,000	783,043
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/26	1,075,000	1,137,063

Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/28	1,025,000	1,094,699
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/30	1,390,000	1,469,864
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/31	995,000	1,050,131
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/32	1,245,000	1,310,643
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/34	1,045,000	1,092,605
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.00%, 9/1/40	1,260,000	1,306,560
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/37	350,000	331,894
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/41	390,000	357,455
Roseville Water Utility COP, 5.00%, 12/1/26	1,690,000	1,805,521
Roseville Water Utility COP, 5.00%, 12/1/27	2,250,000	2,407,971
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 3.00%, 9/1/25	450,000	433,792
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/27	570,000	568,268
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/29	710,000	702,998
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/30	265,000	261,187
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/31	220,000	215,772
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/32	315,000	307,154
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/34	560,000	534,780
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/36	660,000	616,314
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/41	1,000,000	882,231
Sacramento County Airport System Rev., 5.00%, 7/1/33	1,450,000	1,588,151
Sacramento County Airport System Rev., 5.00%, 7/1/34	1,000,000	1,090,293
Sacramento County Airport System Rev., 5.00%, 7/1/35	1,000,000	1,085,621
Sacramento County Water Financing Authority Rev., (Sacramento County Water Agency), 4.00%, 11/1/25	22,140,000	22,961,197
Sacramento County Water Financing Authority Rev., (Sacramento County Water Agency), 5.00%, 6/1/28	700,000	782,115
Sacramento Municipal Utility District Rev., 5.25%, 7/1/24 (Ambac)	1,575,000	1,620,895
Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	1,000,000	1,042,299
Sacramento Municipal Utility District Rev., 5.00%, 8/15/26	6,500,000	7,038,682
Sacramento Municipal Utility District Rev., 5.00%, 8/15/27	1,300,000	1,434,222
Sacramento Municipal Utility District Rev., 5.00%, 8/15/27	6,500,000	7,171,108
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	1,200,000	1,346,039
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	1,500,000	1,682,548
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	4,000,000	4,486,796
Sacramento Municipal Utility District Rev., 5.00%, 8/15/36	7,465,000	8,405,695
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/34 (BAM)	1,355,000	1,425,590
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/36	3,220,000	3,450,744
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/38	1,000,000	1,063,091
Sacramento Transportation Authority Sales Tax Rev., 5.00%, 10/1/23	450,000	459,583
Sacramento Transportation Authority Sales Tax Rev., 5.00%, 10/1/24	750,000	784,397
Sacramento Transportation Authority Sales Tax Rev., 5.00%, 10/1/25	1,050,000	1,122,480
Sacramento Transportation Authority Sales Tax Rev., 5.00%, 10/1/26	825,000	900,848
Sacramento Transportation Authority Sales Tax Rev., 5.00%, 10/1/27	625,000	696,550
San Bernardino Community College District GO, Capital Appreciation, 6.375%, 8/1/34	17,240,000	18,247,450
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/22 (AGM)	2,310,000	2,310,000
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/24 (AGM)	2,310,000	2,409,030
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/25 (AGM)	1,275,000	1,348,572
San Diego Association of Governments Rev., 1.80%, 11/15/27	2,000,000	1,845,214
San Diego Community College District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(2)	3,000,000	3,052,476
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	675,000	721,723
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/31	1,000,000	1,088,222
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/32	850,000	921,526
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/33	1,000,000	1,079,389
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	700,000	752,688
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	1,000,000	1,071,403
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/39	1,000,000	1,057,770
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	3,000,000	3,022,531

San Diego County Water Authority Rev., 5.00%, 5/1/25	5,250,000	5,556,899
San Diego County Water Authority Rev., 5.00%, 5/1/26	2,390,000	2,528,138
San Diego County Water Authority Rev., 5.00%, 5/1/27	3,485,000	3,685,496
San Diego County Water Authority Rev., 5.00%, 5/1/28	3,000,000	3,364,574
San Diego County Water Authority Rev., 5.00%, 5/1/29	1,225,000	1,402,777
San Diego County Water Authority Rev., 4.00%, 5/1/34	1,900,000	2,043,162
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility), 5.00%, 5/15/28	10,000,000	10,801,499
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility), 5.00%, 5/15/39	1,800,000	2,054,187
San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility), 5.00%, 8/1/38	5,000,000	5,465,258
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	1,000,000	1,018,032
San Diego Unified Port District Rev., 5.00%, 9/1/23	250,000	254,097
San Diego Unified Port District Rev., 5.00%, 9/1/24	500,000	508,362
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	762,777
San Diego Unified School District GO, 5.00%, 7/1/33	1,320,000	1,451,410
San Diego Unified School District GO, 4.00%, 7/1/47	6,000,000	5,915,755
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/39(1)	1,410,000	688,267
San Francisco Bay Area Rapid Transit District GO, 5.00%, 8/1/40	5,000,000	5,637,640
San Francisco Bay Area Rapid Transit District GO, 4.00%, 8/1/42	7,425,000	7,465,760
San Francisco Bay Area Rapid Transit District Rev., 5.00%, 7/1/28	1,500,000	1,591,905
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 4.00%, 5/1/23, Prerefunded at 100% of Par(2)	1,625,000	1,635,786
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/39	6,000,000	6,408,881
San Francisco City & County Public Utilities Commission Wastewater Rev., VRN, 2.125%, 10/1/48	2,300,000	2,285,978
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/26	425,000	439,844
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/27	550,000	569,160
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/28	370,000	382,806
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/31	400,000	413,724
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/28	1,055,000	1,115,703
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/25	850,000	848,579
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/34	1,500,000	1,518,440
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/34	6,809,000	6,892,707
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/35	1,730,000	1,734,751
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/36	1,400,000	1,392,401
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/44	986,000	916,672
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	3,270,000	3,324,838
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/36	150,000	144,050
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/39	225,000	210,782
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/41	525,000	481,190
San Luis Obispo County Financing Authority Rev., (San County Luis Obispo), 5.50%, 11/15/47	4,000,000	4,468,263
San Mateo County Transportation Authority Rev., VRDN, 0.55%, 12/1/22 (LOC: Bank of America N.A.)	1,600,000	1,600,000
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 5.00%, 8/1/34	1,050,000	1,180,806
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 4.00%, 8/1/35	1,100,000	1,150,780
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 5.00%, 8/1/36	1,885,000	2,093,985
Santa Ana Gas Tax Rev., 5.00%, 1/1/34	720,000	798,883
Santa Ana Gas Tax Rev., 5.00%, 1/1/35	1,260,000	1,389,479
Santa Ana Gas Tax Rev., 5.00%, 1/1/37	1,260,000	1,373,288
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/29	1,515,000	1,718,092
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/31	845,000	956,515
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/33	840,000	938,321
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/35	2,035,000	2,232,494
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/38	1,000,000	1,082,677
Santa Clara Valley Water District Safe Clean Water COP, 5.00%, 12/1/26(4)	2,000,000	2,178,246

Santa Clarita Community College District GO, 5.25%, 8/1/45	3,000,000	3,374,873
Santa Clarita Community College District GO, 5.25%, 8/1/48	3,500,000	3,914,297
Santa Cruz County Redevelopment Agency Tax Allocation, 5.00%, 9/1/35 (AGM)	1,500,000	1,572,462
Santa Monica Redevelopment Agency Tax Allocation, 5.875%, 7/1/42	1,000,000	1,003,284
Santa Paula Special Tax, (Santa Paula Harvest Community Facilities District No. 1), 5.00%, 9/1/40	1,000,000	1,034,963
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/29 (AGM)	1,920,000	2,136,782
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/30 (AGM)	2,225,000	2,474,537
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/31 (AGM)	2,090,000	2,316,257
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/32 (AGM)	1,900,000	2,100,791
Santa Paula Utility Authority Rev., (Santa Paula), 4.00%, 2/1/33 (AGM)	2,000,000	2,099,250
Santa Paula Utility Authority Rev., (Santa Paula), 4.00%, 2/1/34 (AGM)	600,000	626,088
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/23 (NATL)	350,000	353,977
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/25 (NATL)	1,390,000	1,452,225
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/29 (NATL)	1,100,000	1,181,799
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/33 (NATL)	1,325,000	1,418,279
South Bayside Waste Management Authority Rev., 5.00%, 9/1/33 (AGM)(2)	15,000	16,948
South Bayside Waste Management Authority Rev., 5.00%, 9/1/33 (AGM)	435,000	481,397
South Bayside Waste Management Authority Rev., 5.00%, 9/1/36 (AGM)(2)	70,000	79,092
South Bayside Waste Management Authority Rev., 5.00%, 9/1/36 (AGM)	2,040,000	2,226,633
South Bayside Waste Management Authority Rev., 5.00%, 9/1/39 (AGM)	2,450,000	2,648,763
South Bayside Waste Management Authority Rev., 5.00%, 9/1/40 (AGM)(2)	80,000	90,391
South Orange County Public Financing Authority Rev., (Orange County), 5.00%, 6/1/37	1,935,000	2,194,123
South Orange County Public Financing Authority Rev., (Orange County), 5.00%, 6/1/38	1,400,000	1,581,683
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/23	1,200,000	1,215,896
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/25	1,125,000	1,174,720
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/26	1,000,000	1,056,781
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/27	1,155,000	1,236,214
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/28	1,340,000	1,451,422
Southern California Public Power Authority Rev., 5.00%, 11/1/28 (GA: Goldman Sachs Group, Inc.)	835,000	885,014
Southern California Public Power Authority Rev., 5.00%, 7/1/30	25,000,000	25,618,355
Southern California Water Replenishment District Rev., 5.00%, 8/1/35	2,190,000	2,414,978
Southern California Water Replenishment District Rev., 5.00%, 8/1/37	2,170,000	2,378,715
State Center Community College District GO, 5.00%, 8/1/47(4)	6,000,000	6,633,744
State of California GO, 5.00%, 3/1/23	10,000,000	10,067,489
State of California GO, 5.00%, 11/1/23	2,875,000	2,943,409
State of California GO, 5.00%, 12/1/26	1,045,000	1,070,914
State of California GO, 5.00%, 2/1/27	10,000,000	10,043,239
State of California GO, 5.00%, 4/1/27	1,250,000	1,374,413
State of California GO, 4.00%, 11/1/27	2,000,000	2,133,955
State of California GO, 5.00%, 11/1/27	13,005,000	13,300,156
State of California GO, 5.00%, 2/1/28	6,795,000	6,824,381
State of California GO, 5.00%, 9/1/28	10,000,000	11,276,463
State of California GO, 5.00%, 11/1/28	5,000,000	5,654,655
State of California GO, 5.00%, 11/1/29	2,625,000	2,684,096
State of California GO, 5.00%, 4/1/30	2,500,000	2,845,731
State of California GO, 5.00%, 4/1/31	1,350,000	1,534,047
State of California GO, 5.00%, 9/1/31	3,685,000	4,339,752
State of California GO, 5.00%, 11/1/31	7,435,000	8,230,482
State of California GO, 5.00%, 4/1/32	3,000,000	3,399,153
State of California GO, 4.00%, 3/1/37	10,100,000	10,385,711
State of California GO, 5.00%, 4/1/37	5,000,000	5,141,771
State of California GO, 4.00%, 3/1/38	5,000,000	5,130,025
State of California GO, 5.00%, 4/1/38	3,500,000	3,851,900
State of California GO, 4.00%, 10/1/39	7,500,000	7,687,087
State of California GO, 5.00%, 9/1/41	4,000,000	4,473,286

State of California GO, 4.00%, 4/1/42	7,500,000	7,631,587
State of California GO, 4.00%, 9/1/42	1,000,000	1,017,984
State of California GO, 5.00%, 9/1/42	2,025,000	2,174,447
State of California Department of Water Resources Rev., 5.00%, 12/1/25	2,000,000	2,142,718
State of California Department of Water Resources Rev., 5.00%, 12/1/28	3,000,000	3,410,227
Stockton Public Financing Authority Rev., 5.00%, 9/1/23 (BAM)	1,435,000	1,461,628
Stockton Public Financing Authority Rev., 6.25%, 10/1/23, Prerefunded at 100% of Par(2)	750,000	773,190
Stockton Public Financing Authority Rev., 6.25%, 10/1/23, Prerefunded at 100% of Par(2)	1,500,000	1,546,379
Stockton Public Financing Authority Rev., 5.00%, 9/1/24 (BAM)	1,090,000	1,132,874
Stockton Public Financing Authority Rev., 5.00%, 9/1/25 (BAM)	2,255,000	2,343,306
Stockton Public Financing Authority Rev., 5.00%, 9/1/26 (BAM)	1,495,000	1,551,205
Stockton Public Financing Authority Rev., 5.00%, 9/1/27 (BAM)	1,000,000	1,036,727
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/30 (BAM)	1,000,000	1,114,155
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/31 (BAM)	1,000,000	1,111,952
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/23 (BAM)	655,000	662,361
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	1,500,000	1,606,156
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (AGM)	1,800,000	1,929,330
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AGM)	1,825,000	1,957,742
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/28 (AGM)	500,000	544,490
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/29 (AGM)	1,155,000	1,257,031
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/31 (AGM)	765,000	830,518
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/32 (AGM)	750,000	812,770
Tobacco Securitization Authority of Southern California Rev., 5.00%, 6/1/30	1,000,000	1,074,729
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/28	425,000	450,926
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/33	1,610,000	1,700,042
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/36	1,595,000	1,683,892
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/38	3,270,000	3,388,566
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/24	435,000	448,469
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/26	1,185,000	1,252,989
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/28	1,310,000	1,411,649
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/30	800,000	875,894
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/30	1,440,000	1,564,972
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/31	750,000	810,638
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/32	1,000,000	1,082,864
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/33	815,000	870,933
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/34	300,000	318,173
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/35	300,000	314,899
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/37	700,000	734,859
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/38	320,000	333,319
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/39	1,000,000	1,045,318
Truckee Redevelopment Successor Agency Tax Allocation, 4.00%, 9/1/32 (AGM)	330,000	345,757
Tulare Local Health Care District GO, 4.00%, 8/1/26 (BAM)	515,000	533,891
Tulare Local Health Care District GO, 4.00%, 8/1/27 (BAM)	585,000	612,073
Tulare Local Health Care District GO, 4.00%, 8/1/28 (BAM)	435,000	458,917
Tulare Local Health Care District GO, 4.00%, 8/1/29 (BAM)	740,000	786,352

Tulare Local Health Care District GO, 4.00%, 8/1/31 (BAM)	1,245,000	1,313,844
Tulare Local Health Care District GO, 4.00%, 8/1/32 (BAM)	690,000	722,950
Tulare Local Health Care District GO, 4.00%, 8/1/34 (BAM)	1,550,000	1,590,898
Tulare Local Health Care District GO, 4.00%, 8/1/35 (BAM)	650,000	659,959
Tustin Community Facilities District Special Tax, (Tustin Community Facilities District No. 2006-1), 5.00%, 9/1/28	1,000,000	1,047,086
Tustin Community Facilities District Special Tax, (Tustin Community Facilities District No. 2006-1), 5.00%, 9/1/30	1,000,000	1,045,887
University of California Rev., 5.00%, 5/15/23, Prerefunded at 100% of Par(2)	1,395,000	1,411,512
University of California Rev., 4.00%, 5/15/26	2,415,000	2,523,039
University of California Rev., 5.00%, 5/15/32	6,500,000	7,791,632
University of California Rev., 4.00%, 5/15/46	13,465,000	13,375,903
University of California Rev., VRDN, 0.55%, 12/1/22	100,000	100,000
University of California Rev., VRDN, 0.60%, 12/1/22	1,000,000	1,000,000
University of California Hastings College of the Law Rev., 5.00%, 4/1/31 (AGM)	1,045,000	1,135,163
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/29	1,510,000	1,599,440
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/32	1,475,000	1,553,309
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/36	1,000,000	931,920
Washington Township Health Care District Rev., 5.00%, 7/1/23	350,000	354,126
Washington Township Health Care District Rev., 5.00%, 7/1/25	425,000	441,088
Washington Township Health Care District Rev., 5.00%, 7/1/27	755,000	797,009
West Contra Costa Unified School District GO, 5.00%, 8/1/24, Prerefunded at 100% of Par(2)	1,500,000	1,558,580
West Contra Costa Unified School District GO, 5.00%, 8/1/24, Prerefunded at 100% of Par(2)	2,000,000	2,078,107
West Contra Costa Unified School District GO, 5.00%, 8/1/24, Prerefunded at 100% of Par(2)	3,000,000	3,117,160
West Valley-Mission Community College District GO, 4.00%, 8/1/34	625,000	657,150
West Valley-Mission Community College District GO, 4.00%, 8/1/35	600,000	623,728
West Valley-Mission Community College District GO, 4.00%, 8/1/36	1,230,000	1,266,793
West Valley-Mission Community College District GO, 5.00%, 8/1/38	1,960,000	2,245,874
Western Placer Unified School District Special Tax, 2.00%, 6/1/25	1,200,000	1,148,974
Western Placer Unified School District Special Tax, 2.00%, 6/1/25	7,850,000	7,514,399
Western Placer Waste Management Authority Rev., 4.00%, 6/1/42	4,770,000	4,685,232
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/24	1,685,000	1,747,763
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/25	1,170,000	1,236,058
Yorba Linda Water District Public Financing Corp. Rev., 5.00%, 10/1/47	3,600,000	3,986,243
Yosemite Community College District GO, Capital Appreciation, 0.00%, 8/1/31(1)	2,210,000	1,624,951
		2,005,950,619
Guam — 0.1%
Guam Government Waterworks Authority Rev., 5.00%, 7/1/23	500,000	503,274
Guam Government Waterworks Authority Rev., 5.00%, 7/1/24	350,000	355,505
Guam Government Waterworks Authority Rev., 5.00%, 7/1/25	350,000	358,550
Guam Government Waterworks Authority Rev., 5.00%, 7/1/26	500,000	515,983
Guam Government Waterworks Authority Rev., 5.00%, 7/1/27	900,000	935,445
		2,668,757
TOTAL INVESTMENT SECURITIES—99.0% (Cost $2,040,674,436)		2,008,619,376
OTHER ASSETS AND LIABILITIES — 1.0%		20,363,404
TOTAL NET ASSETS — 100.0%		$2,028,982,780

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	437	March 2023	$49,599,500	$31,012
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
BAM-TCRS	-	Build America Mutual Assurance Company - Transferrable Custodial Receipts
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(2)Escrowed to maturity in U.S. government securities or state and local government securities.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $78,481,078, which represented 3.9% of total net assets.
(4)When–issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$2,008,619,376	—

Other Financial Instruments
Futures Contracts	$31,012	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.